FLAG INVESTORS

                                      FLAG
                                   INVESTORS
                                     VALUE
                                    BUILDER
                                      FUND

                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 1998

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

o Despite the market turmoil, your Fund earned a positive return of 0.5% for the first 9 months of 1998. From a longer-term perspective, your Fund achieved excellent performance results for the 3- and 5-year periods ended September 30, 1998, comparing favorably against other balanced funds.

o New and existing shareholders purchased more than $205 million in Fund shares over the past 12 months.

o Foreign economic instability negatively impacted the domestic equity market. The average NYSE stock declined by almost 40% from its high for the year, comparable to declines in 1987 and 1990.

o Because of the market decline, stock valuations present today for many companies offer significantly greater opportunities than may have been available for some time. The current level of interest rates offers a very strong under-pinning to equity valuations assuming U.S. economic activity is not severely impacted by the current global instabilities.

o Our "flexible value" strategy focuses on "stock picking" and not economic forecasts. We look for fundamentally sound companies that are temporarily out of favor on Wall Street. Many of these companies offer above-average return potential for the long-term investor.

FUND PERFORMANCE
--------------------------------------------------------------------------------
Growth of a $10,000 Investment in Class A Shares*
June 15, 1992-September 30, 1998



                   [GRAPH APPEARS BELOW  -  SEE PLOT POINTS]

$10,000 invested in the Value Builder Fund
Class A Shares at inception on June 15, 1992 was worth $24,478 on September 30, 1998.


 6/92    $10,000
12/92     10,776
 6/93     11,526
12/93     12,043
 6/94     11,666
12/94     11,998
 6/95     14,076
12/95     15,927
 6/96     17,217
12/96     19,851
 6/97     22,132
 9/97     23,928
 9/98     24,478


Total Return Performance*

                                   Class A  Class B   Class C  Class D   Institutional
For the periods ended 9/30/98      Shares   Shares    Shares   Shares**     Shares
--------------------------------------------------------------------------------------
1 Year                             2.30%    1.51%       --       1.91%       2.52%

3 Years (Cumulative)              60.24%   56.72%       --       58.55%

5 Years (Cumulative)             102.81%     --         --       99.32%

Since Inception                  6/15/92   1/3/95     4/8/98    11/9/92     11/2/95
                                 -------   ------     ------    -------     -------
(Cumulative)                     144.78%   98.17%     -10.45%   129.07%     60.17%

 *Past performance is not an indicator of future results. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed. These figures assume the reinvestment of dividends and capital gains distributions and exclude the impact of any sales charge. Also, some of the Fund's fees were waived during the period. If the maximum 4.5% sales charge were reflected and if there had been no fee waivers, the quoted performance would be lower. Performance figures for the classes differ because each class maintains a distinct expense structure. For further details on expense structures, please refer to the Fund's prospectus. Please review the Additional Performance Information on page 6.
**The Fund has not sold Class D Shares since November 18, 1994, but existing shareholders may reinvest their dividends.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Fellow Shareholders:

   We are pleased to report the progress of your Fund for the period ended September 30, 1998.

In spite of the turmoil in the equity market during the past several months, the Value Builder Fund finished in the plus column (just barely) for the first nine months with a return of 0.5% for the Fund's Class 'A' shares. Although the earnings progress of the companies held in the portfolio continued essentially on target, investor behavior turned decidedly negative during the third quarter and the market took back the year's earlier gains to place equities in slightly negative territory for the year-to-date. On the other hand, the bond or fixed income portion of the Fund did quite well with the downward movement in interest rates since the beginning of the year.

   From a longer-term perspective, we are pleased to report that your Fund's performance continues to place it in the very top tier of Balanced Funds. According to Lipper Analytical, the Fund's Class A shares ranked #20 out of 274 Funds and #7 out of 146 Funds for the respective 3- and 5-year periods ending September 30, 1998.(1)

   The best performing common stocks (see next page) over the past nine months represent companies owned for various time periods. This clearly demonstrates that long-term holdings continue to contribute to the Fund's performance, but it also highlights the fact that we are always adding new securities that represent good value.

   While a number of securities declined during the period, our two biggest losers were Sunbeam and Cendant, declining 69% and 66% respectively. In our annual letter in April when we do our "scorecard" you can rest assured we will give ourselves an appropriate flogging for these mistakes.

   During the past year, the Fund maintained its long-term focus with approximately 91% of the Fund's assets in stocks and bonds. The pie chart on the next page reflects the current asset mix as well as the asset mix a year ago.




---------------
(1)The Lipper rankings are based on performance for the periods ended September 30, 1998 relative to other funds in the Balanced Funds category. In addition the Fund ranked #233 out of 395 for the 1 year period. Performance figures used in these rankings exclude the impact of any sales charge.

--------------------------------------------------------------------------------

Best Performers 12/31/97 - 9/30/98

                                                          Original
Security                            Percent Gain       Investment Date
----------------------------------------------------------------------
 America Online                        146.7%               11/96
 SEI Corp.                              65.5%               10/95
 Novell                                 63.3%               12/97
 MCI Worldcom                           42.0%                8/92
 Amgen                                  39.6%                4/94
 Tandy Corp.                            38.7%                2/94
 Monsanto                               30.9% (w)           11/94
 Eastman Kodak                          26.9%                1/93
 The Learning Company                   23.3%                7/97
 IBM                                    22.8%               11/93

---------------
(w)Sold mid-period.



Asset Mix

                  [PIE CHARTS APPEAR BELOW; SEE VALUES BELOW]



       9/30/97                                 9/30/98

Short-term Investments          10.8%   Short-term Investments           8.7%
Fixed-Income                    26.9%   Fixed-Income                    32.1%
Common Stocks and Convertibles  62.3%   Common Stocks and Convertibles  59.2%




   Although there was very little change in the asset mix during the period, our investment activity was considerably greater. With share purchases by new and existing shareholders of $205 million over the past 12 months, our net purchases of stocks and bonds totaled almost $200 million for this same period. We also note that during the past three months investors remained net purchasers of Value Builder shares. We very much appreciate this expression of confidence.

Letter to Shareholders (concluded)
--------------------------------------------------------------------------------


Investment Environment

   In our April letter to shareholders, we cautioned that investment returns for the prior three years had been substantially above the norm ("as good as it gets") and that shareholders should tone down their expectations. Little did we know that the equity market's response would be quite so immediate. The global instabilities in foreign economies such as Russia and Asia caused the domestic equity market to take on a decidedly negative tone. While the S&P 500 (capitalization weighted) held up relatively well, the average stock on the New York Stock Exchange declined by almost 40% from its 52-week high for the year; comparable to declines in 1987 and 1990. Although painful, it does suggest to us that most of the agony is behind us and that stock valuations present today for many companies offer significantly greater opportunities than have been available for some time. Furthermore, the current level of interest rates in the 5% area offers a very strong under-pinning to equity valuations as long as economic activity is not severely impacted by the current global instabilities.

   For any shareholders who wonder why we did not take a more defensive position in light of our comments about future returns, the answer is rather simple. We are long-term investors and raising and lowering cash levels in an attempt to predict the market (market timing) is fraught with risks and requires two decisions; when to get out and when to get back in. It is a challenge enough to decide which companies offer above-average value much less guessing the short-term direction of the market. We are also reminded of Warren Buffett's characterization that the equity market in the short-term is a voting machine driven by emotion and in the long-term it is a weighing machine reflecting business progress. We will take the latter as our measure of success.

   We would remind shareholders that equity markets and our economy have overcome many challenges in the past. For example, eight years ago when the Savings and Loan crisis was in full swing and a balanced budget was not even a possibility, the financial markets managed to work their way through that experience. We would also note that our "flexible value" strategy that focuses on "stock picking" and not economic forecasts allows us to pick and choose among companies which are fundamentally sound, but for one reason or another are temporarily out of favor on Wall Street. Many of these companies offer above-average return potential for the long-term investor. With the market decline over the past several months the number of potential candidates has grown considerably.

--------------------------------------------------------------------------------
Portfolio Developments

   Since our last report to shareholders, we have remained active in our pursuit of improving the prospects of your Fund by adding to existing positions or creating new ones. Our largest purchases in the Fund are listed below.


Largest Purchases (For the six months ended 9/30/98)

Common Stock Purchases                Bond Purchases
-------------------------------------------------------------------------------
Security                    Cost      Security                          Cost
-------------------------------------------------------------------------------
 Cendant                $14,720,989   Millipore 7.20%, 4/01/02       $6,194,316
 Richfood Holdings        8,501,249   HMH Properties 7.875% 8/01/05   5,701,744
 Canadian National Rail   7,924,720   Conseco 6.80%, 6/15/05          5,087,556
 CalEnergy                6,526,459   GTE Corp 6.46%, 4/15/08         4,998,400
 Petroleum Geo Services   5,961,800   Millipore 7.50%, 4/01/07        4,992,450



   The Fund's five largest common stock holdings are listed below along with the percentage change for each so far this year.


Five Largest Holdings

                                         Market Value        Performance
Security                     Cost        as of 9/30/98    12/31/97--9/30/98
---------------------------------------------------------------------------
 Conseco                 $18,223,877      $28,523,461          -32.7%
 America Online            2,717,910       20,470,000          146.7
 SEI Corp.                 3,646,320       12,259,800           65.5
 Cendant                  15,416,544       12,001,650          -66.2
 Novell                    8,652,772       11,061,750           63.3
                         -----------      -----------
   Total                 $48,657,423      $84,385,661

   We thank you for your continued interest and support. We look forward to the ongoing process of building value for you.

Respectfully submitted,



/s/ Hobart C. Buppert, II
_________________________
Hobart C. Buppert, II
Portfolio Manager

November 2, 1998

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

Additional Performance Information

   The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. The Securities and Exchange Commission (SEC) requires that when we report such figures, we also include the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent calendar quarter. The SEC total return figures differ from those we reported because the time periods may be different and because the SEC calculation includes the impact of the currently effective 4.50% maximum sales charge for the Fund's Class A Shares, 4.00% maximum contingent deferred sales charge for the Fund's Class B Shares, 1.00% maximum contingent deferred sales charge for the Fund's Class C Shares and 1.50% maximum sales charge and 1.00% maximum contingent deferred sales charge for the Fund's Class D Shares.

Average Annual Total Return

 For the periods ended 9/30/98      1 Year       5 Years    Since Inception*
-------------------------------------------------------------------------------
 Class A Shares                     -2.31%        14.14%        14.45%
 Class B Shares                     -2.49%          --          19.58%
 Class C Shares                      --             --         -11.45%**
 Class D Shares                       -.6%        14.45%        14.81%
 Institutional Shares                2.52%          --          17.57%

  *Inception dates: Class A 6/15/92, Class B 1/3/95, Class C 4/8/98, Class D 11/2/92, Institutional 11/2/95.
 **Aggregated.


   The Fund's total returns correspond to those experienced by individual shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid. Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed. Past performance is not an indicator of future results.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1998
(Unaudited)


Shares                                                             Market Value
--------------------------------------------------------------------------------

COMMON STOCKS: 54.3%

Banking: 2.0%
   35,000     Citicorp                                              $  3,252,813
  200,000     KeyCorp                                                  5,775,000
   13,100     Wells Fargo & Company                                    4,650,500
                                                                    ------------
                                                                      13,678,313
                                                                    ------------
Basic Industry: 2.6%
  400,000     Airgas, Inc.*                                            4,850,000
  140,000     Georgia Gulf Corp.                                       2,187,500
   30,000     Hercules, Inc.                                             901,875
  140,000     International Paper Company                              6,527,500
   44,654     Potash Corp. of Saskatchewan                             2,349,917
   28,000     Solutia, Inc.                                              631,750
                                                                    ------------
                                                                      17,448,542
                                                                    ------------
Business Services: 2.8%
  294,700     First Data Corp.                                         6,925,450
  176,400     SEI Corp.                                               12,259,800
                                                                    ------------
                                                                      19,185,250
                                                                    ------------
Capital Goods: 0.6%
   36,000     Eaton Corp.                                              2,256,750
   96,200     Westinghouse Air Brake Co.                               1,899,950
                                                                    ------------
                                                                       4,156,700
                                                                    ------------
Consumer Durables/Non-Durables: 4.7%
  366,700     Blyth Industries, Inc.*                                 10,061,331
   33,500     Eastman Kodak Co.                                        2,589,969
  140,000     Ford Motor Company                                       6,571,250
   50,000     Liz Claiborne, Inc.                                      1,309,375
  111,600     Philip Morris Cos., Inc.                                 5,140,575
  410,100     Richfood Holdings, Inc.                                  6,305,287
                                                                    ------------
                                                                      31,977,787
                                                                    ------------
Consumer Services: 7.0%
  184,000     America Online, Inc.*                                   20,470,000
1,032,400     Cendant Corp.*                                          12,001,650
   60,000     Gannett Co.                                              3,213,750
  455,200     The Learning Co., Inc.*                                  9,018,650
   50,000     Times Mirror Co. Class A                                 2,656,250
                                                                    ------------
                                                                      47,360,300
                                                                    ------------

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                           September 30, 1998
(Unaudited)


Shares                                                             Market Value
--------------------------------------------------------------------------------

COMMON STOCK (continued)

Defense/Aerospace: 1.3%
  156,000     Boeing Co.                                            $  5,352,750
   31,171     Lockheed Martin Corp.                                    3,142,426
                                                                    ------------
                                                                       8,495,176
                                                                    ------------
Electric Utilities: 0.6%
  100,000     Unicom Corp.                                             3,737,500
                                                                    ------------
Energy: 2.1%
  125,000     Burlington Resources, Inc.                               4,671,875
  204,700     Calenergy Company, Inc.*                                 5,424,550
  250,000     Petroleum Geo-Services*                                  3,968,750
                                                                    ------------
                                                                      14,065,175
                                                                    ------------
Entertainment: 0.8%
  796,700     LodgeNet Entertainment Corp.*                            5,626,694
                                                                    ------------
Financial Services: 4.8%
   83,500     American Express Co.                                     6,481,688
   36,691     Associates First Capital Corp., Class A                  2,394,088
   87,500     Countrywide Credit Industries, Inc.                      3,642,188
  172,000     Freddie Mac                                              8,503,250
  177,187     MBNA Corp.                                               5,071,978
  171,000     Travelers Group, Inc.                                    6,412,500
                                                                    ------------
                                                                      32,505,692
                                                                    ------------
Health Care: 3.9%
   95,000     Amgen, Inc.*                                             7,178,437
   40,000     Baxter International, Inc.                               2,380,000
   38,000     Bristol-Myers Squibb Co.                                 3,947,250
  114,000     Johnson & Johnson                                        8,920,500
   77,200     Wellpoint Health Networks*                               4,328,025
                                                                    ------------
                                                                      26,754,212
                                                                    ------------
Hotels/Gaming: 0.4%
  200,000     Harrah's Entertainment, Inc.*                            2,662,500
                                                                    ------------

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------




Shares                                                             Market Value
--------------------------------------------------------------------------------

COMMON STOCK (continued)

Housing: 1.7%
  275,000     Champion Enterprises, Inc.*                           $  6,393,750
  118,000     USG Corp.                                                5,103,500
                                                                    ------------
                                                                      11,497,250
                                                                    ------------
Insurance: 7.2%
  933,283     Conseco, Inc.                                           28,523,462
  161,720     EXEL Limited - Class A                                  10,188,360
   65,000     Hartford Financial Services Group                        3,083,437
  150,000     RenaissanceRe Holdings Ltd.                              6,806,250
                                                                    ------------
                                                                      48,601,509
                                                                    ------------
Multi-Industry: 0.7%
   64,000     United Technologies Corp.                                4,892,000
                                                                    ------------
Real Estate: 1.7%
   60,200     General Growth Properties, Inc.                          2,144,625
  474,136     Host Marriott Corp.*                                     6,015,600
   35,000     National Health Investors, Inc.                          1,085,000
  100,500     U.S. Restaurant Properties, Inc.                         2,556,469
                                                                    ------------
                                                                      11,801,694
                                                                    ------------
Retail: 2.2%
  124,664     J.C. Penney Company, Inc.                                5,602,088
  400,000     Kmart Corp.*                                             4,775,000
   90,000     Tandy Corp.                                              4,815,000
                                                                    ------------
                                                                      15,192,088
                                                                    ------------
Technology: 4.7%
   70,400     Autodesk, Inc.                                           1,848,000
  261,500     Cognex Corp.*                                            3,039,937
  125,000     Electronic Data Systems Corp.                            4,148,438
   86,000     International Business Machines Corp.                   11,008,000
   33,400     Millipore Corp.                                            636,687
  903,000     Novell, Inc.*                                           11,061,750
                                                                    ------------
                                                                      31,742,812
                                                                    ------------
Telecommunications: 1.4%
  190,689     MCI WorldCom, Inc.*                                      9,319,967
                                                                    ------------

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                           September 30, 1998
(Unaudited)

Shares
Par (000)                                                          Market Value
--------------------------------------------------------------------------------

COMMON STOCK (concluded)

Transportation: 1.1%
  135,000     Canadian National Rail Co.                            $  6,024,375
   17,491     Delta Air Lines, Inc.                                    1,701,000
                                                                    ------------
                                                                       7,725,375
                                                                    ------------
              TOTAL COMMON STOCK
                (Cost $250,383,511)                                  368,426,536
                                                                    ------------
 CONVERTIBLE PREFERRED STOCK: 2.8%
   32,300     Conseco Inc., $4.28, 7% Cvt. Pfd., Series E              3,488,400
   40,000     Fleetwood Capital Trust, Cvt. Pfd., 6.00%                1,900,000
  100,000     Host Marriott Financial Trust, Cvt. Pfd., 6.75%          4,225,000
  383,600     U.S. Restaurant Properties, Series A, Cvt. Pfd., 7.72%   9,566,025
                                                                    ------------
              Total Convertible Preferred Stock
                (Cost  $18,793,260)                                   19,179,425
                                                                    ------------
 PREFERRED SECURITIES: 1.1%
  100,000     Conseco Financial Trust, 9.16%                           2,562,500
  200,000     Conseco Financial Trust, 8.70%                           5,062,500
                                                                    ------------
              Total Preferred Securities
                (Cost $7,500,000)                                      7,625,000
                                                                    ------------
 CONVERTIBLE BONDS: 2.0%
   $2,000     Capstone Capital Corp., Cvt. Deb., 6.55%, 3/14/02        2,010,000
      339     Richardson Electronics, Cvt. Deb., 7.25%, 12/15/06         267,810
    1,661     Richardson Electronics, Cvt. Deb., 8.25%, 6/15/06        1,436,765
   10,907     Softkey International, Cvt. Deb., 5.50%, 11/01/00        9,884,469
                                                                    ------------
              Total Convertible Bonds
                (Cost $13,718,581)                                    13,599,044
                                                                    ------------
 CORPORATE BONDS: 29.1%
    3,000     Argosy Gaming, 13.25%, 6/1/04                            3,165,000
    3,000     Avon Products, Inc., 6.55%, 8/1/07                       3,146,250
    1,000     Caesar's World, 8.875%, 8/15/02                          1,022,500
    2,975     Calenergy Co., Inc., 7.23%, 9/15/05                      3,041,938

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------



 Par
(000)                                                              Market Value
--------------------------------------------------------------------------------

CORPORATE BONDS (continued)

$   5,000     Calenergy Co., Inc., 7.63%, 10/15/07                  $  5,218,750
    3,000     Campbell Soup Co., 6.15%, 12/1/02                        3,161,250
    1,000     Capstar Hotel, 8.75%, 8/15/07                              952,500
      873     Chattem, Inc., Sr Sub Deb, 12.75%, 6/15/04                 955,935
    3,000     Circus Circus, 6.75%, 7/15/03                            3,063,750
    5,100     Conseco, Inc., 6.80%, 6/15/05                            5,253,000
      700     CSX Corp., Nt, 7.00%, 9/15/02                              742,000
    5,000     Cytec Industries, Inc., 6.50%, 3/15/03                   5,212,500
    5,000     Cytec Industries, Inc., 6.75%, 3/15/08                   5,350,000
    3,000     Eckerd Corp., Nt, 9.25%, 2/15/04                         3,150,000
      300     Exxon Capital Corp., Nt, 6.50%, 7/15/99                    303,429
    2,150     First Tennessee Bank, 6.40%, 4/1/08                      2,276,312
    5,000     FMC Corp., Nt, 7.00%, 5/15/08                            5,162,500
    2,000     FMC Corp., Nt, 8.75%, 4/1/99                             2,030,000
    5,000     Frontier Corp., 7.25%, 5/15/04                           5,362,500
    1,000     Fund American Enterprise, Nt, 7.75%, 2/1/03              1,075,000
    5,000     Furon Co., Nt, 8.125%, 3/1/08                            4,900,000
    5,000     GTE Corp., 6.46%, 4/15/08                                5,362,500
    5,700     HMH Properties, Nt, 7.875%, 8/01/05                      5,714,250
    3,000     Host Marriott Travel Plaza, Nt, 9.5%, 5/15/05            3,112,500
    5,000     HVIDE Marine, Inc., 8.375%, 2/15/08                      4,012,500
    5,000     ICI, 6.95%, 9/15/04                                      5,331,250
    2,000     ITT Corp., Nt, 6.75%, 11/15/03                           1,995,000
    2,775     ITT Corp., Nt, 6.25%, 11/15/00                           2,785,406
    2,000     John Q. Hammons Hotels LP, Nt, 8.875%, 2/15/04           1,957,500
    4,000     Jefferies Group, Inc., 7.50%, 8/15/07                    4,430,000
    3,000     Knight-Ridder, Inc., 6.625%, 11/1/07                     3,277,500
    5,000     Lilly Industries, Inc., 7.75%, 12/1/07                   5,387,500
    2,200     Lockheed Martin Corp., Nt, 6.85%, 5/15/01                2,293,500
    2,500     Lockheed Martin Corp., Nt, 7.25%, 5/15/06                2,778,125
    5,000     LODGENET ENTERTAINMENT, NT, 10.25%, 12/15/06             5,012,500
    1,285     Markel Corp., Nt, 7.25%, 11/1/03                         1,395,831
    1,000     Masco Corp., Nt, 6.125%, 9/15/03                         1,042,500
    1,100     Masco Corp., Nt, 6.625%, 9/15/99                         1,115,125
    2,000     McDonnell Douglas Corp., Nt, 6.875%, 11/1/06             2,242,500
      500     MCI Communications, Nt, 7.50%, 8/20/04                     551,250
    8,300     Millipore Corp., Nt, 7.2%, 4/1/02                        8,517,875
    7,100     Millipore Corp., Nt, 7.5%, 4/1/07                        7,401,750

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FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Statement of Net Assets (concluded)                           September 30, 1998
(Unaudited)

 Par
(000)                                                             Market Value
--------------------------------------------------------------------------------

CORPORATE BONDS (concluded)

$   5,000     J.P. Morgan, Nt, 6.875%, 1/15/07                      $  5,381,250
    4,000     Morgan Guaranty Trust Co., Nt, 5.75%, 10/8/99            4,025,000
    2,000     Nabisco, Inc., 6.70%, 6/15/02                            2,085,000
    1,500     Norfolk Southern, 6.95%, 5/1/02                          1,584,375
    1,500     Norfolk Southern, 7.35%,5/15/07                          1,676,250
    2,000     Petroleum Heat & Power, Nt, 9.375%, 2/1/06               1,787,500
    5,000     Premier Parks, Nt, 9.25%, 4/1/06                         4,937,500
    4,000     Premier Parks, Nt, 9.75%, 1/15/07                        4,260,000
    3,000     Raytheon Co., 6.45%, 8/15/02                             3,127,500
    5,000     Raytheon Co., 6.50%, 7/15/05                             5,318,750
    1,500     Salomon, Inc., Nt, 7.125%, 8/1/99                        1,524,480
    5,500     Solutia Inc., 6.50%, 10/15/02                            5,768,125
    3,000     Tandy Corp., 6.95%, 9/1/07                               3,315,000
    1,000     Tektronix, Inc., Nt, 7.50%, 8/1/03                       1,085,000
    1,000     Tenneco, Inc., Nt, 8.075%, 10/1/02                       1,100,000
    1,000     Travelers Group, Inc., Nt, 6.125%, 6/15/00               1,020,000
    1,000     Union Pacific Co., 6.25%, 3/15/99                        1,003,750
    2,660     USG Corp., 8.50%, 8/1/05                                 2,766,400
    5,000     United Defense Inds, Inc., 8.75%, 11/15/07               5,000,000
      500     Xerox Corp., Nt, 7.15%, 8/1/04                             554,375
                                                                    ------------
              Total Corporate Bonds
                (Cost $190,141,909)                                  197,582,231
                                                                    ------------

U.S. GOVERNMENT AND AGENCY SECURITIES: 3.0%

    1,000     Federal National Mortgage Assoc., 7.6%, 5/24/06          1,016,720
                                                                    ------------
              U.S. Treasury Notes
    3,000       5.875%, 2/28/99                                        3,015,510
    4,000       5.625%, 10/31/99                                       4,044,280
    4,000       5.75%, 10/31/00                                        4,107,480
    4,000       6.25%, 5/31/00                                         4,115,880
    4,000       6.125%, 12/31/01                                       4,208,800
                                                                    ------------
                                                                      19,491,950
                                                                    ------------
              Total U.S. Government Securities
                (Cost $19,967,052)                                    20,508,670
                                                                    ------------

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------



 Par
(000)                                                              Market Value
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT: 7.2%

$  48,422     Goldman Sachs & Co., 5.3%
                Dated 9/30/98, to be repurchased on
                10/1/98, collateralized by U.S. Treasury
                Notes with a market value of $49,391,080.
                (Cost $48,422,000)                                  $ 48,422,000
                                                                    ------------

Total Investment In Securities: 99.5%
 (Cost $548,926,313) **                                              675,342,906

Other Assets in Excess of Liabilities, Net: 0.5%                       3,064,015
                                                                    ------------
Net Assets: 100.0%                                                  $678,406,921
                                                                    ============

Net Asset Value and Redemption Price Per:
 Class A Share
   ($482,622,457 / 24,207,320 shares outstanding)                      $19.94
                                                                       ======
  Class B Share
   ($76,440,315 / 3,839,795 shares outstanding)                        $19.91(1)
                                                                       ======
 Class C Share
   ($7,284,241 / 366,339 shares outstanding)                           $19.88(3)
                                                                       ======
 Class D Share
   ($15,124,456 / 759,821 shares outstanding)                          $19.91(2)
                                                                       ======
 Institutional Class Share
   ($96,935,452 / 4,822,767 shares outstanding)                        $20.10
                                                                       ======

Maximum Offering Price Per:
 Class A Share ($19.94/ .955)                                          $20.88
                                                                       ======
 Class B Share                                                         $19.91
                                                                       ======
 Class C Share                                                         $19.88
                                                                       ======
 Class D Share ($19.91/ .985)                                          $20.21
                                                                       ======
 Institutional Class Share                                             $20.10
                                                                       ======


---------------
  * Non-income producing security.
 ** Also aggregate cost for federal tax purposes.
(1) Redemption value is $19.11 following 4.00% maximum contingent deferred sales charge.
(2) Redemption value is $19.71 following 1.00% maximum contingent deferred sales charge.
(3) Redemption value is $19.68 following 1.00% maximum contingent deferred sales charge.

                 See accompanying Notes to Financial Statements.

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--------------------------------------------------------------------------------

Statement of Operations
(Unaudited)
                                                                  For the Six
                                                                 Months Ended
                                                                 September 30,
--------------------------------------------------------------------------------
                                                                       1998
Investment Income
  Interest                                                       $  9,442,496
  Dividends                                                         3,073,357
                                                                 ------------
        Total income                                               12,515,853
                                                                 ------------

Expenses:
  Investment advisory fees                                          2,634,264
  Distribution fee                                                  1,068,561
  Transfer agent fees                                                 142,839
  Registration fees                                                    76,439
  Accounting fees                                                      62,776
  Printing and postage                                                 49,589
  Custodian fee                                                        24,615
  Directors' fees                                                      10,085
  Miscellaneous                                                        89,177
                                                                 ------------
        Total expenses                                              4,158,345
                                                                 ------------
  Net investment income                                             8,357,508
                                                                 ------------

Realized and unrealized gain on investments:
  Net realized gain from security transactions                     11,324,419
  Change in unrealized appreciation/depreciation of investments   (84,964,867)
                                                                 ------------
  Net loss on investments                                         (73,640,448)
                                                                 ------------

Net decrease in net assets resulting from operations             $(65,282,940)
                                                                 ============



                See accompanying Notes to Financial Statements.


14

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--------------------------------------------------------------------------------

Statement of Changes in Net Assets

                                                   For the Six       For the
                                                   Months Ended     Year Ended
                                                   September 30,     March 31,
--------------------------------------------------------------------------------
                                                       1998(+)         1998
Increase/(Decrease) in Net Assets:
Operations:
  Net investment income                            $  8,357,508   $ 12,089,775
  Net realized gain from security transactions       11,324,419      4,718,485
  Change in unrealized appreciation/
    depreciation of investments                     (84,964,867)   124,787,999
                                                   ------------   ------------
  Net increase (decrease) in net assets resulting
    from operations                                 (65,282,940)   141,596,259
                                                   ------------   ------------
Distributions to Shareholders from:
  Net investment income and short-term
    capital gains:
    Class A Shares                                   (5,710,824)    (8,528,277)
    Class B Shares                                     (595,273)      (625,533)
    Class C Shares                                      (20,933)            --
    Class D Shares                                     (173,968)      (351,052)
    Institutional Shares                             (1,269,575))   (1,539,023)
  Net realized mid-term and long-term
    capital gains:
    Class A Shares                                           --     (5,136,333)
    Class B Shares                                           --       (601,637)
    Class C Shares                                           --             --
    Class D Shares                                           --       (224,735)
    Institutional Shares                                     --     (1,098,467)
                                                   ------------   ------------
  Total distributions                                (7,770,573)   (18,105,057)
                                                   ------------   ------------

Capital Share Transactions:
  Proceeds from sale of shares                      103,956,967    233,685,893
  Value of shares issued in reinvestment
    of dividends                                      6,747,717     16,203,251
  Cost of shares repurchased                        (37,613,022)   (40,437,180)
                                                   ------------   ------------
  Increase in net assets derived from
    capital share transactions                       73,091,662    209,451,964
                                                   ------------   ------------
  Total increase in net assets                           38,149    332,943,166
                                                   ------------   ------------

Net Assets:
  Beginning of period                               678,368,772    345,425,606
                                                   ------------   ------------
  End of period (including undistributed net
    investment income of $4,353,366 and
    $3,766,431, respectively)                      $678,406,921   $678,368,772
                                                   ============   ============

---------------
(+)Unaudited.

                See accompanying Notes to Financial Statements.


                                                                              15

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--------------------------------------------------------------------------------

Financial Highlights -- Class A Shares
(For a share outstanding throughout each period)

                                                                 For the Six
                                                                Months Ended
                                                                September 30,
--------------------------------------------------------------------------------
                                                                    1998(+)
Per Share Operating Performance:
  Net asset value at beginning of period                           $ 22.09
                                                                   -------
Income from Investment Operations:
  Net investment income                                               0.26
  Net realized and unrealized gain/(loss) on investments             (2.16)
                                                                   -------
  Total from Investment Operations                                   (1.90)
                                                                   -------
Less Distributions:
  Net investment income and short-term gains                         (0.25)
  Net realized mid-term and long-term capital gains                     --
                                                                   -------
  Total distributions                                                (0.25)
                                                                   -------
  Net asset value at end of period                                  $19.94
                                                                   =======
Total Return                                                         (8.72)%
Ratios to Average Net Assets:
  Expenses                                                            1.13(3)
  Net investment income                                               2.42(3)
Supplemental Data:
  Net assets at end of period (000)                               $482,622
  Portfolio turnover rate                                                6%


---------------
(+) Unaudited
(1) Without the waiver of advisory fees, the ratio of expenses to average net assets would have been 1.40% and 1.38% for Class A Shares for the years ended March 31, 1995 and 1994, respectively.
(2) Without the waiver of advisory fees, the ratio of net investment income to average net assets would have been 3.02% and 3.11% for Class A Shares for the years ended March 31, 1995 and 1994, respectively.
(3) Annualized



16


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--------------------------------------------------------------------------------




                                                                           For the Years Ended March 31,
----------------------------------------------------------------------------------------------------------------------
                                                               1998        1997        1996        1995         1994
Per Share Operating Performance:
  Net asset value at beginning of period                   $  17.14    $  14.68    $  12.02    $  11.23     $  11.25
                                                           --------    --------    --------    --------     --------
Income from Investment Operations:
  Net investment income                                        0.47        0.39        0.36        0.35         0.40
  Net realized and unrealized gain/(loss) on investments       5.21        2.49        3.03        0.80        (0.04)
                                                           --------    --------    --------    --------     --------
  Total from Investment Operations                             5.68        2.88        3.39        1.15         0.36
                                                           --------    --------    --------    --------     --------
Less Distributions:
  Net investment income and short-term gains                  (0.47)      (0.36)      (0.41)      (0.35)       (0.38)
  Net realized mid-term and long-term capital gains           (0.26)      (0.06)      (0.32)      (0.01)          --
                                                           --------    --------    --------    --------     --------
  Total distributions                                         (0.73)      (0.42)      (0.73)      (0.36)       (0.38)
                                                           --------    --------    --------    --------     --------
  Net asset value at end of period                         $  22.09    $  17.14    $  14.68    $  12.02     $  11.23
                                                           ========    ========    ========    ========     ========
Total Return                                                  33.82%      19.90%      28.86%      10.57%        3.14%
Ratios to Average Net Assets:
  Expenses                                                     1.14%       1.27%       1.31%       1.35%(1)     1.35%(1)
  Net investment income                                        2.49%       2.51%       2.72%       3.07%(2)     3.14%(2)
Supplemental Data:
  Net assets at end of period (000)                        $491,575    $278,130    $200,020    $146,986     $131,097
  Portfolio turnover rate                                         7%         13%         15%         18%           8%




                See accompanying Notes to Financial Statements.

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--------------------------------------------------------------------------------

Financial Highlights -- Class B Shares
(For a share outstanding throughout each period)

                                                                   For the Six
                                                                  Months Ended
                                                                 September 30,
--------------------------------------------------------------------------------
                                                                      1998(+)
Per Share Operating Performance:
  Net asset value at beginning of period                            $ 22.08
                                                                    -------
Income from Investment Operations:
  Net investment income                                                0.18
  Net realized and unrealized gain/(loss)
    on investments                                                    (2.16)
                                                                    -------
  Total from Investment Operations                                    (1.98)
                                                                    -------
Less Distributions:
  Net investment income and short-term gains                          (0.19)
  Net realized mid-term and long-term capital gains                      --
                                                                    -------
  Total distributions                                                 (0.19)
                                                                    -------
  Net asset value at end of period                                  $ 19.91
                                                                    =======
Total Return                                                          (9.06)%
Ratios to Average Net Assets:
  Expenses                                                             1.88%(1)
  Net investment income                                                1.69%(1)
Supplemental Data:
  Net assets at end of period (000)                                 $76,440
  Portfolio turnover rate                                                 6%

---------------
(+) Unaudited
  * Commencement of operations.
(1) Annualized
(2) Without the waiver of advisory fees, the ratio of expenses to average net assets would have been 2.17% (annualized) for Class B Shares for the period ended March 31, 1995.
(3) Without the waiver of advisory fees, the ratio of net investment income to average net assets would have been 2.87% (annualized) for Class B Shares for the period ended March 31, 1995.

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--------------------------------------------------------------------------------

                                                                                           For the Period
                                                                                            Jan. 3, 1995*
                                                                                               through
                                                             For the Years Ended March 31,     March 31,
---------------------------------------------------------------------------------------------------------
                                                             1998        1997        1996        1995
Per Share Operating Performance:
  Net asset value at beginning of period                  $ 17.16     $ 14.71       $12.01      $11.14
                                                          -------     -------       ------      ------
Income from Investment Operations:
  Net investment income                                      0.34        0.26         0.21        0.08
  Net realized and unrealized gain/(loss)
    on investments                                           5.20        2.51         3.05        0.79
                                                          -------     -------       ------      ------
  Total from Investment Operations                           5.54        2.77         3.26        0.87
                                                          -------     -------       ------      ------
Less Distributions:
  Net investment income and short-term gains                (0.36)      (0.26)       (0.24)         --
  Net realized mid-term and long-term capital gains         (0.26)      (0.06)       (0.32)         --
                                                          -------     -------       ------      ------
  Total distributions                                       (0.62)      (0.32)       (0.56)         --
                                                          -------     -------       ------      ------
  Net asset value at end of period                        $ 22.08     $ 17.16       $14.71      $12.01
                                                          =======     =======       ======      ======
Total Return                                                32.84%      19.00%       27.89%       7.81%
Ratios to Average Net Assets:
  Expenses                                                   1.89%       2.02%        2.06%       2.10%(1,2)
  Net investment income                                      1.75%       1.84%        1.97%       2.94%(1,3)
Supplemental Data:
  Net assets at end of period (000)                       $64,498     $17,311       $4,178       $ 341
  Portfolio turnover rate                                       7%         13%          15%         18%



                See accompanying Notes to Financial Statements.

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--------------------------------------------------------------------------------

Financial Highlights -- Class C Shares
(For a share outstanding throughout each period)
                                                                  For Period
                                                                April 8, 1998*
                                                                    through
                                                                 September 30,
--------------------------------------------------------------------------------
                                                                     1998(+)
Per Share Operating Performance:
  Net asset value at beginning of period                            $ 22.31
                                                                    -------
Income from Investment Operations:
  Net investment income                                                0.15
  Net realized and unrealized loss
    on investment                                                     (2.47)
                                                                    -------
  Total from Investment Operations                                    (2.32)
                                                                    -------
Less Distributions:
  Net investment income and short-term gains                          (0.11)
  Net realized mid-term and long-term capital gains                      --
                                                                    -------
  Total distributions                                                 (0.11)
                                                                    -------
  Net asset value at end of period                                  $ 19.88
                                                                    =======
Total Return                                                         (10.89)%
Ratios to Average Net Assets:
  Expenses                                                             1.88%(1)
  Net investment income                                                1.87%(1)
Supplemental Data:
  Net assets at end of period (000)                                 $ 7,284
  Portfolio turnover rate                                                 6%
---------------
  * Commencement of operations.
(+) Unaudited
(1) Annualized



                See accompanying Notes to Financial Statements.

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                                                                              21


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--------------------------------------------------------------------------------

Financial Highlights -- Class D Shares
(For a share outstanding throughout each period)

                                                                   For the Six
                                                                  Months Ended
                                                                  September 30,
--------------------------------------------------------------------------------
                                                                      1998*



Per Share Operating Performance:
  Net asset value at beginning of period                            $ 22.05
                                                                    -------
Income from Investment Operations:
  Net investment income                                                0.24
  Net realized and unrealized gain/(loss) on investments              (2.17)
                                                                    -------
  Total from Investment Operations                                    (1.93)
                                                                    -------
Less Distributions:
  Net investment income and short-term gains                          (0.21)
  Net realized mid-term and long-term capital gains                      --
                                                                    -------
  Total distributions                                                 (0.21)
                                                                    -------
  Net asset value at end of period                                  $ 19.91
                                                                    =======
Total Return                                                          (8.85)%
Ratios to Average Net Assets:
  Expenses                                                             1.48%(3)
  Net investment income                                                2.05%(3)
Supplemental Data:
  Net assets at end of period (000)                                 $15,124
  Portfolio turnover rate                                                 6%

---------------
  * Unaudited
(1) Without the waiver of advisory fees, the ratio of expenses to average net assets would have been 1.74% and 1.73% for Class D Shares for the years ended March 31, 1995 and 1994, respectively.
(2) Without the waiver of advisory fees, the ratio of net investment income to average net assets would have been 2.68% and 2.76% for Class D Shares for the years ended March 31, 1995 and 1994.
(3) Annualized

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--------------------------------------------------------------------------------



                                                                                For the Years Ended March 31,
----------------------------------------------------------------------------------------------------------------------------
                                                                   1998        1997        1996         1995        1994
Per Share Operating Performance:
  Net asset value at beginning of period                        $ 17.11     $ 14.66     $ 12.01     $ 11.22      $ 11.24
                                                                -------     -------     -------     -------      -------
Income from Investment Operations:
  Net investment income                                            0.43        0.35        0.33        0.31         0.36
  Net realized and unrealized gain/(loss) on investments           5.17        2.47        3.02        0.80        (0.04)
                                                                -------     -------     -------     -------      -------
  Total from Investment Operations                                 5.60        2.82        3.35        1.11         0.32
                                                                -------     -------     -------     -------      -------
Less Distributions:
  Net investment income and short-term gains                      (0.40)      (0.31)      (0.38)      (0.31)       (0.34)
  Net realized mid-term and long-term capital gains               (0.26)      (0.06)      (0.32)      (0.01)          --
                                                                -------     -------     -------     -------      -------
  Total distributions                                             (0.66)      (0.37)      (0.70)      (0.32)       (0.34)
                                                                -------     -------     -------     -------      -------
  Net asset value at end of period                              $ 22.05     $ 17.11     $ 14.66     $ 12.01      $ 11.22
                                                                =======     =======     =======     =======      =======
Total Return                                                      33.33%      19.46%      28.44%      10.18%        2.78%
Ratios to Average Net Assets:
  Expenses                                                         1.49%       1.62%       1.66%       1.70%(1)     1.70%(1)
  Net investment income                                            2.14%       2.15%       2.37%       2.72%(2)     2.79%(2)
Supplemental Data:
  Net assets at end of period (000)                             $18,478     $15,213     $13,757     $11,717      $11,051
  Portfolio turnover rate                                             7%         13%         15%         18%           8%



                See accompanying Notes to Financial Statements.


                                                                              23


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--------------------------------------------------------------------------------

Financial Highlights -- Institutional Shares
(For a share outstanding throughout each period)

                                                                  For the Six
                                                                 Months Ended
                                                                 September 30,
--------------------------------------------------------------------------------
                                                                     1998*
Per Share Operating Performance:
  Net asset value at beginning of period                           $ 22.26
                                                                   -------
Income from Investment Operations:
  Net investment income                                               0.29
  Net realized and unrealized gain/(loss)
    on investments                                                   (2.18)
                                                                   -------
  Total from Investment Operations                                   (1.89)
                                                                   -------
Less Distributions:
  Net investment income and
    short-term gains                                                 (0.27)
  Net realized mid-term and
    long-term capital gains                                             --
                                                                   -------
  Total distributions                                                (0.27)
                                                                   -------
  Net asset value at end of period                                 $ 20.10
                                                                   =======
Total Return                                                         (8.61)%
Ratios to Average Net Assets:
  Expenses                                                            0.88%(1)
  Net investment income                                               2.66%(1)
Supplemental Data:
  Net assets at end of period (000)                                $96,935
  Portfolio turnover rate                                                6%

---------------
  * Unaudited
(+) Commencement of operations.
(1) Annualized



24


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--------------------------------------------------------------------------------

                                                                                         For the Period
                                                                                          Nov. 2, 1995(+)
                                                                                             through
                                                   For the Years Ended March 31,            March 31,
--------------------------------------------------------------------------------------------------------
                                                      1998               1997                 1996
Per Share Operating Performance:
  Net asset value at beginning of period          $  17.27             $ 14.77               $ 13.89
                                                  --------             -------               -------
Income from Investment Operations:
  Net investment income                               0.51                0.41                  0.13
  Net realized and unrealized gain/(loss)
    on investments                                    5.25                2.53                  1.17
                                                  --------             -------               -------
  Total from Investment Operations                    5.76                2.94                  1.30
                                                  --------             -------               -------
Less Distributions:
  Net investment income and
    short-term gains                                 (0.51)              (0.38)                (0.10)
  Net realized mid-term and
    long-term capital gains                          (0.26)              (0.06)                (0.32)
                                                  --------             -------               -------
  Total distributions                                (0.77)              (0.44)                (0.42)
                                                  --------             -------               -------
  Net asset value at end of period                $  22.26             $ 17.27               $ 14.77
                                                  ========             =======               =======
Total Return                                         34.08%              20.24%                21.12%
Ratios to Average Net Assets:
  Expenses                                            0.89%               1.02%                 1.03%(1)
  Net investment income                               2.75%               2.83%                 2.89%(1)
Supplemental Data:
  Net assets at end of period (000)               $103,817             $34,771               $11,768
  Portfolio turnover rate                                7%                 13%                   15%



                See accompanying Notes to Financial Statements.


                                                                              25

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--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

NOTE 1 -- Significant Accounting Policies

   Flag Investors Value Builder Fund, Inc. ("the Fund"), which was organized as a Maryland Corporation on March 5, 1992, commenced operations June 15, 1992. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end Investment Management Company. Its objective is to seek long-term growth of capital and current income through diversified investments in a professionally managed balanced portfolio of equity and debt securities.

   The Fund consists of five share classes: Class A Shares, which commenced June 15, 1992; Class D Shares (formerly Class B Shares), which commenced November 9, 1992; Class B Shares, which commenced January 3, 1995; Institutional Shares, which commenced November 2, 1995; and Class C Shares, which commenced April 8, 1998. The Fund has not sold Class D Shares since November 18, 1994, but existing shareholders may reinvest their dividends. Effective November 20, 1998, all Class D shares will be converted to Class A shares in a non-taxable conversion.

   The Class A, Class B, Class C, and Class D Shares are subject to different sales charges. The Class A Shares have a front-end sales charge, the Class B and C Shares have a contingent deferred sales charge and the Class D Shares have both a front-end sales charge and a contingent deferred sales charge. In addition each of the other classes has a different distribution fee. The Institutional Shares do not have a front-end sales charge, a contingent deferred sales charge or a distribution fee.

   When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

   A. Security Valuation--The Fund values a portfolio security that is primarily traded on a national exchange by using the last price reported for the day. If there are no sales or the security is not traded on a listed exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is unavailable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.


26

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--------------------------------------------------------------------------------

NOTE 1 -- concluded

   B. Repurchase Agreements--The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

   C. Federal Income Taxes--The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

         The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

   D. Securities transactions, investment income, distributions and other--The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate. Expenses are recorded as incurred. Income and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date.


                                                                              27

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--------------------------------------------------------------------------------

Notes to Financial Statements (continued)


NOTE 2 -- Investment Advisory Fees, Transactions with Affiliates and Other Fees

   Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust Corporation, is the Fund's investment advisor and Alex. Brown Investment Management ("ABIM") is the Fund's subadvisor. As compensation for its advisory services, the Fund pays ICC an annual fee. This fee is based on the Fund's average daily net assets and is calculated daily and paid monthly at the following annual rates: 1.00% of the first $50 million, 0.85% of the next $50 million, 0.80% of the next $100 million and 0.70% of the amount over $200 million.

   As compensation for its subadvisory services, ICC pays ABIM a fee from its advisory fee. This fee is based on the Fund's average daily net assets and is calculated daily and paid monthly at the following annual rates: 0.75% of the first $50 million, 0.60% of the next $150 million and 0.50% of the amount over $200 million.

   ICC has agreed to reduce its aggregate fees so that ordinary Fund expenses for any fiscal year do not exceed 1.35% of the Class A Shares' average daily net assets, 2.10% of the Class B and C Shares' average daily net assets, 1.70% of the Class D Shares' average daily net assets, and 1.10% of the Institutional Shares' average daily net assets. No fees were reduced for the six-month period ended September 30, 1998.

   As compensation for its accounting services, the Fund pays ICC an annual fee that is calculated daily and paid monthly from the Fund's average daily net assets. The Fund paid ICC $62,776 for accounting services for the six-month period ended September 30, 1998.

   As compensation for its transfer agent services, the Fund pays ICC a per account fee that is calculated and paid monthly. The Fund paid ICC $142,839 for transfer agent services for the six-month period ended September 30, 1998.

   As compensation for providing distribution services, the Fund pays ICC Distributors, Inc. ("ICC Distributors") an annual fee that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the Class A Shares' average daily net assets, 1.00% (includes 0.25% shareholder servicing fee) of the Class B and C Shares' average daily net assets and 0.60% of the Class D Shares' average daily net assets. For the six-month period ended September 30, 1998, distribution fees aggregated $1,068,561, of which $634,692 was attributable to the Class A Shares, $361,626 was attributable to the Class B Shares, $52,978 was attributable to the Class D Shares, $19,265 was attributable to the Class C Shares. The Fund did not pay BT Alex. Brown any commissions for the six-month period ended September 30, 1998.


28


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FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

NOTE 2 -- concluded

   The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the six-month period ended September 30, 1998 was $7,505, and the accrued liability was $30,280.


NOTE 3 -- Capital Share Transactions

   The Fund is authorized to issue up to 90 million shares of $.001 par value capital stock (40 million Class A, 15 million Class B, 15 million Institutional, 150 million Class C, 3 million Class D and 2 million undesignated).
Transactions in shares of the Fund were as follows:

                                                        Class A Shares
                                            -----------------------------------
                                            For the six-month        For the
                                               Period ended        Year Ended
                                            September 30, 1998*  March 31, 1998
                                            -------------------  --------------
Shares sold                                       3,203,845         7,042,839
Shares issued to shareholders on
  reinvestment of dividends                         224,253           641,162
Shares redeemed                                  (1,476,781)       (1,656,511)
                                               ------------      ------------
Net increase in shares outstanding                1,951,317         6,027,490
                                               ============      ============

Proceeds from sale of shares                   $ 69,565,643      $140,113,104
Value of reinvested dividends                     4,989,522        12,406,231
Cost of shares redeemed                         (31,270,175)      (32,747,372)
                                               ------------      ------------
Net increase from capital share transactions   $ 43,284,990      $119,771,963
                                               ============      ============



                                                        Class B Shares
                                            -----------------------------------
                                            For the six-month        For the
                                               Period ended        Year Ended
                                            September 30, 1998*  March 31, 1998
                                            -------------------  --------------
Shares sold                                       1,037,886         1,916,773
Shares issued to shareholders on
  reinvestment of dividends                          23,904            58,431
Shares redeemed                                    (143,370)          (62,652)
                                                -----------       -----------
Net increase in shares outstanding                  918,420         1,912,552
                                                ===========       ===========

Proceeds from sale of shares                    $22,261,595       $37,749,769
Value of reinvested dividends                       532,114         1,143,662
Cost of shares redeemed                          (2,996,769)       (1,250,962)
                                                -----------       -----------
Net increase from capital share transactions    $19,796,940       $37,642,469
                                                ===========       ===========

---------------
*Unaudited.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 3 -- continued

                                                            Class C Shares
                                                       -------------------------
                                                       For Period April 8, 1998+
                                                                through
                                                          September 30, 1998*
                                                       -------------------------
Shares sold                                                     368,432
Shares issued to shareholders on reinvestment of dividends          873
Shares redeemed                                                  (2,966)
                                                             ----------
Net increase in shares outstanding                              366,339
                                                             ==========

Proceeds from sale of shares                                 $7,982,167
Value of reinvested dividends                                    19,441
Cost of shares redeemed                                         (59,432)
                                                             ----------
Net increase from capital share transactions                 $7,942,176
                                                             ==========




                                                        Class D Shares
                                             -----------------------------------
                                             For the six-month        For the
                                                Period ended        Year Ended
                                             September 30, 1998*  March 31, 1998
                                             -------------------  --------------
Shares sold                                                --                --
Shares issued to shareholders on
  reinvestment of dividends                             6,461            26,051
Shares redeemed                                       (84,580)          (77,261)
                                                  -----------       -----------
Net decrease in shares outstanding                    (78,119)          (51,210)
                                                  ===========       ===========

Proceeds from sale of shares                      $        --       $        --
Value of reinvested dividends                         143,617           500,413
Cost of shares redeemed                            (1,762,150)       (1,566,659)
                                                  -----------       -----------
Net decrease from capital share transactions      $(1,618,533)      $(1,066,246)
                                                  ===========       ===========


---------------
  * Unaudited.
(+) Commencement of Operations

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

NOTE 3 -- concluded


                                                   Institutional Shares
                                            -----------------------------------
                                            For the six-month       For the
                                               Period ended        Year Ended
                                            September 30, 1998*  March 31, 1998
                                            -----------------------------------
Shares sold                                        183,190         2,782,404
Shares issued to shareholders on
  reinvestment of dividends                         47,437           109,243
Shares redeemed                                    (72,216)         (241,221)
                                               -----------       -----------
Net increase in shares outstanding                 158,411         2,650,426
                                               ===========       ===========

Proceeds from sale of shares                   $ 4,147,562       $55,823,020
Value of reinvested dividends                    1,063,023         2,152,945
Cost of shares redeemed                         (1,524,496)       (4,872,187)
                                               -----------       -----------
Net increase from capital share transactions   $ 3,686,089       $53,103,778
                                               ===========       ===========

---------------
* Unaudited.



NOTE 4 -- Investment Transactions

   Excluding short-term and U.S. government obligations, purchases of investment securities aggregated $121,952,868 and sales of investment securities aggregated $38,377,094 for the six-month period ended September 30, 1998. Purchases of U.S. Government obligations aggregated $1,012,734, and there were no sales of U.S. Government obligations for the period.

   On September 30, 1998, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $152,845,969 and aggregate gross unrealized depreciation of all securities in which there is an excess of tax cost over value was $26,429,375.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (concluded)

NOTE 5 -- Net Assets


   On September 30, 1998, net assets consisted of:

Paid-in capital:
  Class A Shares                                              $358,327,816
  Class B Shares                                                73,433,240
  Class C Shares                                                 7,942,176
  Class D Shares                                                 6,763,664
  Institutional Shares                                          88,874,738
Accumulated net realized gain from security transactions        12,295,327
Unrealized appreciation of investments                         126,416,594
Undistributed net investment income                              4,353,366
                                                              ------------
                                                              $678,406,921
                                                              ============

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

Directors and Officers
                                TRUMAN T. SEMANS
                                    Chairman

             JAMES J. CUNNANE                      CARL W. VOGT, ESQ.
                 Director                               Director

             RICHARD T. HALE                          HARRY WOOLF
                 Director                              President

               JOE HARDIMAN                          AMY M. OLMERT
                 Director                              Secretary

              LOUIS E. LEVY                        JOSEPH A. FINELLI
                 Director                              Treasurer

            EUGENE J. MCDONALD                      SCOTT J. LIOTTA
                 Director                         Assistant Secretary

             REBECCA W. RIMEL
                 Director





Investment Objective

A balanced mutual fund designed to maximize total return through a combination of long-term growth of capital and current income.

-------------------------------------------------------------------------------
   This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

   For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.
-------------------------------------------------------------------------------



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                                  P.O. Box 515
                           Baltimore, Maryland 21203
                                  800-767-FLAG

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